Description of the Business	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Description of the Business

1. DESCRIPTION OF THE BUSINESS

Hydro One Inc. (Hydro One or the Company) was incorporated on December 1, 1998, under the Business Corporations Act (Ontario) and is wholly owned by the Province of Ontario (Province). The principal businesses of Hydro One are the transmission and distribution of electricity to customers within Ontario. The electricity rates of these businesses are regulated by the Ontario Energy Board (OEB).